Background and Basis of Presentation (Details) $ in Thousands		12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 segment	Dec. 31, 2020	Dec. 14, 2020 USD ($)
Background and Basis of Presentation [Line Items]
Number of reporting units		2	2
Number of operating segments | segment		2
Performance Materials [Member]
Background and Basis of Presentation [Line Items]
Purchase price to sell Performance Materials				$ 650,000
Performance Chemicals [Member]
Background and Basis of Presentation [Line Items]
Performance Chemicals sale price per definitive agreement	$ 1,100,000